UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2006
               Check here if Amendment [ ]; Amendment Number:____
              This Amendment (Check only one): [ ] is a restatement
                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:
                       Name: CAK Capital Management, Inc.
                         d/b/a/ Knott Capital Management
                        Address: 224 Valley Creek Blvd.
                                    Suite 100
                                 Exton, PA 19341

                         Form 13F File Number: 28-11364

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

                              Name: June M. George
                        Title: Chief Compliance Officer
                              Phone: (610) 854-6000

                     Signature, Place, and Date of Signing:


/s/ June M. George               Exton, PA                 July 11, 2006
-----------------------------    ----------------------    -----------------
    June M. George               City, State               Date

                                  Report Type:
                            [X] 13F HOLDINGS REPORT.
                                 [ ] 13F NOTICE.
                           [ ] 13F COMBINATION REPORT.
             List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE
Report Summary:

        Number of Other Included Managers:        0

        Form 13F Information Table Entry Total:   59

        Form 13F Information Table Value Total:   $798,629 (thousands)

List of Other Included Managers: NONE

                           FORM 13F INFORMATION TABLE

FORM 13-F 6/30/06
REPORTING MANAGER:

CAK CAPITAL MANAGEMENT, INC. D/B/A KNOTT CAPITAL MANAGEMENT

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alberto-Culver Company         COM              013068101    24704   507055 SH       SOLE                   507055
                                                               193     3960 SH       OTHER                    3960
Ameren Corp                    COM              023608102      202     4000 SH       OTHER                    4000
Bank of America Corp           COM              060505104    29617   615728 SH       SOLE                   615728
                                                               523    10870 SH       OTHER                   10870
Black & Decker Corp.           COM              091797100    24894   294747 SH       SOLE                   294747
                                                               281     3330 SH       OTHER                    3330
Bristol-Myers Squibb           COM              110122108     1949    75350 SH       OTHER                   75350
Cephalon Inc.                  COM              156708109    41637   692795 SH       SOLE                   692795
                                                               507     8435 SH       OTHER                    8435
Colgate-Palmolive Co           COM              194162103    33757   563562 SH       SOLE                   563562
                                                               272     4545 SH       OTHER                    4545
ConocoPhillips                 COM              20825C104    15005   228980 SH       SOLE                   228980
                                                               276     4215 SH       OTHER                    4215
Covance Inc.                   COM              222816100    19342   315942 SH       SOLE                   315942
                                                               276     4505 SH       OTHER                    4505
Danaher Corporation            COM              235851102    38679   601350 SH       SOLE                   601350
                                                               466     7245 SH       OTHER                    7245
Diageo PLC ADS                 COM              25243Q205    35320   522876 SH       SOLE                   522876
                                                               448     6635 SH       OTHER                    6635
EMC Corporation                COM              268648102    19099  1741057 SH       SOLE                  1741057
                                                               146    13285 SH       OTHER                   13285
Edwards Lifesciences           COM              28176E108    30769   677293 SH       SOLE                   677293
                                                               383     8420 SH       OTHER                    8420
Embarq Corp.                   COM              29078E105     2544    62062 SH       SOLE                    62062
                                                                22      533 SH       OTHER                     533
Emerson Electric Co.           COM              291011104    28858   344326 SH       SOLE                   344326
                                                               261     3115 SH       OTHER                    3115
ING Groep N.V.                 COM              456837103    20608   524111 SH       SOLE                   524111
                                                               262     6660 SH       OTHER                    6660
McGraw-Hill Companies          COM              580645109    17143   341285 SH       SOLE                   341285
                                                               163     3240 SH       OTHER                    3240
Medco Health Solutions         COM              58405U102    35119   613118 SH       SOLE                   613118
                                                               309     5400 SH       OTHER                    5400
Microsoft Corporation          COM              594918104    23084   990729 SH       SOLE                   990729
                                                               213     9150 SH       OTHER                    9150
OGE Energy Corp.               COM              670837103      228     6500 SH       OTHER                    6500
PepsiCo Inc.                   COM              713448108    37487   624365 SH       SOLE                   624365
                                                               353     5875 SH       OTHER                    5875
Pharmaceutical Produc          COM              717124101    37952  1080628 SH       SOLE                  1080628
                                                               422    12030 SH       OTHER                   12030
Praxair Inc.                   COM              74005P104    30283   560797 SH       SOLE                   560797
                                                               272     5045 SH       OTHER                    5045
Rockwell Automation Inc        COM              773903109    40975   569014 SH       SOLE                   569014
                                                               463     6430 SH       OTHER                    6430
Sanofi-Aventis ADS             COM              80105N105    43481   892832 SH       SOLE                   892832
                                                               546    11220 SH       OTHER                   11220
Sprint Nextel Co.              COM              852061100    27437  1372528 SH       SOLE                  1372528
                                                               214    10690 SH       OTHER                   10690
Staples Inc.                   COM              855030102    28733  1179986 SH       SOLE                  1179986
                                                               221     9065 SH       OTHER                    9065
Tellabs Inc.                   COM              879664100    24657  1852492 SH       SOLE                  1852492
                                                               191    14365 SH       OTHER                   14365
Textron Inc.                   COM              883203101    37992   412152 SH       SOLE                   412152
                                                               506     5485 SH       OTHER                    5485
UnitedHealth Group In          COM              91324P102    32350   722431 SH       SOLE                   722431
                                                               338     7550 SH       OTHER                    7550
Walgreen Company               COM              931422109     2556    57000 SH       OTHER                   57000
Wyeth                          COM              983024100     3642    82000 SH       OTHER                   82000